MFS Municipal Income Fund (Prospectus Summary): | MFS Municipal Income Fund
MFS® Municipal Income Fund – Class A1 & B1 Shares

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

MFS® Municipal Income Fund – Class A1 &

B1 Shares

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.